INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,948
Non cash additions	5	$ 0
Cost at end of year	2,687	2,948
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,527	4,479
Additions, net of disposals	38	35
Foreign currency translation	(238)	(987)
Cost at end of year	$ 3,332	$ 3,527